Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 25, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2014